Cash Flows Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flows Information [Abstract]
Supplemental Cash Flows

NOTE 25. CASH FLOWS INFORMATION

Changes in operating assets and liabilities are net of acquisitions and dispositions of principal businesses.

Amounts reported in the “Proceeds from sales of discontinued operations” and “Proceeds from principal business dispositions” lines in the Statement of Cash Flows are net of cash disposed and included certain deal-related costs. Amounts reported in the “Net cash from (payments for) principal businesses purchased” line is net of cash acquired and included certain deal-related costs and debt assumed and immediately repaid in acquisitions. Amounts reported in the “Proceeds from sale of equity interest in NBCU LLC” line included certain deal-related costs.

Amounts reported in the “All other operating activities” line in the Statement of Cash Flows consist primarily of adjustments to current and noncurrent accruals, deferrals of costs and expenses and adjustments to assets. Certain supplemental information related to our cash flows is shown below.

For the years ended December 31 (In millions)	2015	2014	2013

GE
Net dispositions (purchases) of GE shares for treasury
Open market purchases under share repurchase program	$(2,709)	$(2,211)	$(10,225)
Other purchases	(58)	(49)	(91)
Dispositions	1,668	1042	1,038
	$(1,099)	$(1,218)	$(9,278)
GE Capital
All other operating activities
Cash collateral on derivative contracts	(1,936)	738	(2,285)
Increase (decrease) in other liabilities	4,860	(3,331)	1,886
Other	2,163	5,073	2,995
	$5,087	$2,480	$2,596
Net decrease (increase) in GE Capital financing receivables
Increase in loans to customers	$(65,306)	$(64,843)	$(58,535)
Principal collections from customers - loans	60,292	60,764	58,667
Investment in equipment for financing leases	(417)	(535)	(592)
Principal collections from customers - financing leases	734	841	1,335
Sales of financing receivables	4,923	3,612	2,147
	$226	$(161)	$3,022
All other investing activities
Purchases of investment securities	$(7,790)	$(2,008)	$(3,293)
Dispositions and maturities of investment securities	9,587	2,723	7,360
Decrease (increase) in other assets - investments	(1,439)	(287)	183
Other(a)	(5,048)	24,146	31,506
	$(4,690)	$24,574	$35,756
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	$(42,110)	$(36,919)	$(44,296)
Long-term (longer than one year)	(2,455)	(864)	(3,862)
Principal payments - non-recourse, leveraged leases	(283)	(304)	(434)
	$(44,848)	$(38,087)	$(48,592)
All other financing activities
Proceeds from sales of investment contracts	$163	$322	$491
Redemption of investment contracts	(1,235)	(1,113)	(980)
Other	(290)	112	(389)
	$(1,362)	$(679)	$(878)

(a) Other primarily included net activity related to settlements between our continuing operations (primarily our treasury operations) and businesses in discontinued operations.